Fair Value Measurements (Notional Amounts And Fair Values Of Interest Rate Swaps) (Details) (Recurring [Member], USD $) In Millions, unless otherwise specified	Jan. 31, 2015	Jan. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional Amount	$ 6,334	$ 8,211
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	(99)	719
Fair Value Hedging [Member] | Floating-Rate Interest Rate Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional Amount	500	1,000
Fair Value Hedging [Member] | Floating-Rate Interest Rate Swaps [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	12	5
Net Investment Hedging [Member] | Cross-Currency Interest Rate Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional Amount	1,250	1,250
Net Investment Hedging [Member] | Cross-Currency Interest Rate Swaps [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	207	97
Cash Flow Hedging [Member] | Cross-Currency Interest Rate Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional Amount	4,329	3,004
Cash Flow Hedging [Member] | Cross-Currency Interest Rate Swaps [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	(317)	453
Cash Flow Hedging [Member] | Fixed-Rate Interest Rate Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional Amount	255	457
Cash Flow Hedging [Member] | Fixed-Rate Interest Rate Swaps [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	(1)	(2)
Cash Flow Hedging [Member] | Forward Starting Interest Rate Swap [Domain]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional Amount	0	2,500
Cash Flow Hedging [Member] | Forward Starting Interest Rate Swap [Domain] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 0	$ 166